CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 11,972,000	$ 2,409,000
Accounts receivable, net of allowance for expected credit losses of $130 and $617, respectively	15,612,000	18,202,000
Inventories	18,118,000	20,555,000
Prepaid expenses and other	3,627,000	4,937,000
Current assets held for sale	35,771,000	12,123,000
Total current assets	85,100,000	58,226,000
Property, plant and equipment, net of accumulated depreciation of $28,629 and $27,513, respectively	1,303,000	2,389,000
Intangible assets, net of accumulated amortization of $33,130 and $31,444, respectively	19,465,000	25,718,000
Goodwill	3,949,000	3,949,000
Operating lease right-of-use assets	3,117,000	4,022,000
Other assets	456,000	1,256,000
Non-current assets held for sale	0	26,237,000
Total assets	113,390,000	121,797,000
Current liabilities:
Accounts payable	35,457,000	23,408,000
Accrued expenses and other current liabilities	31,147,000	21,049,000
Short-term loan	6,000,000	0
2025 Convertible Notes, net	106,250,000	0
Revolving credit facility	0	4,094,000
Current liabilities held for sale	10,000,000	7,360,000
Total current liabilities	188,854,000	55,911,000
Long-term liabilities:
2025 Convertible Notes, net	0	159,912,000
Operating lease liabilities	2,979,000	3,972,000
Deferred tax liabilities, net	121,000	112,000
Other long-term liabilities	6,499,000	2,351,000
Non-current liabilities held for sale	0	1,644,000
Total liabilities	198,453,000	223,902,000
Commitments and contingencies (Note 10)
Stockholders’ deficit:
Preferred stock, par value $0.001; 2,000,000 shares authorized: Preferred stock, par value $0.001; 39,500 shares designated, 25,000 shares issued and outstanding as of both September 30, 2024 and December 31, 2023 (aggregate liquidation preference of $37,547,619)	0	0
Common stock, par value $0.001; 150,000,000 shares authorized, 12,542,691 and 11,878,557 shares issued and outstanding as of September 30, 2024 and December 31, 2023, respectively	13,000	12,000
Additional paid-in capital	825,851,000	810,138,000
Accumulated other comprehensive loss	(6,712,000)	(5,327,000)
Accumulated deficit	(904,215,000)	(906,928,000)
Total stockholders’ deficit	(85,063,000)	(102,105,000)
Total liabilities and stockholders’ deficit	$ 113,390,000	$ 121,797,000